Leases - Schedule of Group's Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities
Balance at 1 January	$ 121,652	$ 115,315
Adjustments for indexed leases	4,880	6,325
New leases	24,470	41,584
Cancelled leases	(3,889)	(484)
Installment payments	(11,189)	(10,725)
Remeasurement due to acquisition of equipment	0	(28,252)
Foreign currency adjustment	13,803	(1,695)
Translation difference	350	(416)
Balance at 31 December	150,077	121,652
Current liabilities	(12,078)	(9,515)
Non-current liabilities	$ 137,999	$ 112,137